Note 8 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Recurring and Nonrecurring Basis - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale:
Available for sale securities	$ 98,361	$ 100,226	$ 108,762
Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	98,361	100,226	108,762
Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	3,289	3,688	5,391
Loans held for sale, fair value	1,673	1,608	1,611
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	567	78
Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Loan [Member]
Impaired loans:
Impaired loans, fair value	1,344	1,364
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	87	78
Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value		16
Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction Loans [Member]
Impaired loans:
Impaired loans, fair value	0	0
Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Segment [Member]
Impaired loans:
Impaired loans, fair value	1,792	1,808
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	480
Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value	20
Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	349
Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Home Equity And Second Mortgage [Member]
Impaired loans:
Impaired loans, fair value	133	151
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Available for sale securities	34,338	32,296	18,369
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	34,338	32,296	18,369
Agency Collateralized Mortgage Obligations [Member]
Securities available for sale:
Available for sale securities	11,462	14,385	20,241
Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	11,462	14,385	20,241
US Government Agencies Short-term Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	18,533	18,120
Municipal Notes [Member]
Securities available for sale:
Available for sale securities	32,551	33,342	36,040
Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	32,551	33,342	36,040
Mutual Funds [Member]
Securities available for sale:
Available for sale securities	1,477	2,083	3,198
Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	1,477	2,083	3,198
Fair Value, Inputs, Level 1 [Member]
Securities available for sale:
Available for sale securities	1,477	2,083	3,198
Impaired loans:
Loans held for sale, fair value	0	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	1,477	2,083	3,198
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	0	0
Loans held for sale, fair value	0	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Loan [Member]
Impaired loans:
Impaired loans, fair value	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value		0
Fair Value, Inputs, Level 1 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction Loans [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Segment [Member]
Impaired loans:
Impaired loans, fair value	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0
Fair Value, Inputs, Level 1 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value	0
Fair Value, Inputs, Level 1 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Home Equity And Second Mortgage [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 1 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 1 [Member] | US Government Agencies Short-term Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0
Fair Value, Inputs, Level 1 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	1,477	2,083	3,198
Fair Value, Inputs, Level 2 [Member]
Securities available for sale:
Available for sale securities	96,884	98,143	105,564
Impaired loans:
Loans held for sale, fair value	1,708	1,641	1,644
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	96,884	98,143	105,564
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	0	0
Loans held for sale, fair value	1,673	1,608	1,611
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Loan [Member]
Impaired loans:
Impaired loans, fair value	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value		0
Fair Value, Inputs, Level 2 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction Loans [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Segment [Member]
Impaired loans:
Impaired loans, fair value	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	0
Fair Value, Inputs, Level 2 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value	0
Fair Value, Inputs, Level 2 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Home Equity And Second Mortgage [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	34,338	32,296	18,369
Fair Value, Inputs, Level 2 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	11,462	14,385	20,241
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Short-term Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	18,533	18,120
Fair Value, Inputs, Level 2 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	32,551	33,342	36,040
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Securities available for sale:
Available for sale securities	0	0	0
Impaired loans:
Loans held for sale, fair value	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	3,289	3,688	5,391
Loans held for sale, fair value	0	0	0
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	567	78
Fair Value, Inputs, Level 3 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Residential Loan [Member]
Impaired loans:
Impaired loans, fair value	1,344	1,364
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	87	78
Fair Value, Inputs, Level 3 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value		16
Fair Value, Inputs, Level 3 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Construction Loans [Member]
Impaired loans:
Impaired loans, fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Real Estate Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Commercial Real Estate Segment [Member]
Impaired loans:
Impaired loans, fair value	1,792	1,808
Foreclosed real estate:
Residential real estate acquired through foreclosure, fair value	480
Fair Value, Inputs, Level 3 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Nonrecurring [Member] | Land Segment [Member]
Impaired loans:
Impaired loans, fair value	20
Fair Value, Inputs, Level 3 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member]
Impaired loans:
Impaired loans, fair value	0	349
Fair Value, Inputs, Level 3 [Member] | Commercial Portfolio Segment [Member] | Fair Value, Measurements, Nonrecurring [Member] | Home Equity And Second Mortgage [Member]
Impaired loans:
Impaired loans, fair value	133	151
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3 [Member] | Agency Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3 [Member] | US Government Agencies Short-term Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0
Fair Value, Inputs, Level 3 [Member] | Municipal Notes [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	0	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member] | Fair Value, Measurements, Recurring [Member]
Securities available for sale:
Available for sale securities	$ 0	$ 0	$ 0